Summary of Business and Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Segment	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	May 14, 2008
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Pension liability adjustment		$ 11,221,000	$ (4,185,000)	$ (12,079,000)
Initial public offering					14
Market segments	3	3
Interest cost, capitalized	600,000	1,300,000	3,500,000
Impairment of intangible assets		1,600,000
Goodwill impairment charge		0	0	18,695,000
Trade accounts receivable - unaffiliated customers		100,700,000	97,000,000
Allowance for doubtful accounts		700,000	1,000,000
Bad debt expenses		263,000	98,000	156,000
Restricted cash	2,612,000	4,946,000	3,454,000
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Planned maintenance costs to be expensed as incurred		500,000
VERSO PAPER HOLDINGS LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Pension liability adjustment		11,221,000	(4,185,000)	(12,079,000)
Goodwill impairment charge		0	0	10,551,000
Restricted cash	2,612,000	4,946,000	3,454,000
Trademarks
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Trademarks impairment charge			3,700,000
Customer Related Intangibles [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives		25 years
Patents
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Finite-lived intangible assets, estimated useful lives		10 years
Restructuring Charges
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Fixed asset impairment charge			66,500,000
Intangibles and other assets | Asset retirement obligation
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restricted cash	$ 800,000	$ 800,000	$ 800,000